Consolidated Statements of Financial Position $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)		Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)
CURRENT ASSETS
Cash and cash equivalents	$ 5,997	[1]	$ 107,980	$ 139,834
Investments	1,113	[2]	20,042	43,212
Trade receivables, net	2,684	[2]	48,319	43,192
Inventories	3,857	[2]	69,452	67,464
Recoverable taxes	1,678	[2]	30,215	26,190
Other current financial assets	62	[2]	1,120	1,782
Other current assets	333	[2]	5,988	6,242
Current assets held for sale	0	[2]	0	14,395
Total current assets	15,724	[2]	283,116	342,311
NON CURRENT ASSETS
Equity method accounted investees	1,429	[2]	25,726	28,697
Property, plant and equipment, net	10,534	[2]	189,672	177,511
Right-of-use assets, net	5,528	[2]	99,543	97,960
Intangible assets, net	8,081	[2]	145,506	146,336
Deferred tax assets	1,722	[2]	31,014	26,912
Other non-current financial assets	747	[2]	13,454	23,280
Other non-current assets, net	436	[2]	7,846	8,529
Total non-current assets	28,477	[2]	512,761	509,225
TOTAL ASSETS	44,201	[2]	795,877	851,536
CURRENT LIABILITIES
Bank loans and notes payable	326	[2]	5,862	3,775
Current portion of non-current debt	823	[2]	14,812	2,947
Lease liabilities	844	[2]	15,188	13,796
Interest payable	99	[2]	1,790	1,802
Trade payable	5,203	[2]	93,688	96,912
Accounts payable	1,661	[2]	29,913	32,370
Income tax payable	258	[2]	4,647	7,207
Other current financial liabilities	2,450	[2]	44,114	37,169
Current liabilities held for sale	0	[2]	0	6,952
Total current liabilities	11,664	[2]	210,014	202,930
NON-CURRENT LIABILITIES
Bank loans and notes payable	7,053	[2]	126,992	141,482
Non-current portion lease liabilities	5,260	[2]	94,703	94,299
Employee benefits	595	[2]	10,719	8,968
Deferred tax liabilities	460	[2]	8,284	8,693
Other non-current financial liabilities	499	[2]	8,982	6,759
Provisions	184	[2]	3,322	3,875
Other non-current liabilities	195	[2]	3,509	3,399
Total non-current liabilities	14,246	[2]	256,511	267,475
TOTAL LIABILITIES	25,910	[2]	466,525	470,405
EQUITY
Capital stock	179	[2]	3,221	3,261
Additional paid-in capital	(967)	[2]	(17,413)	(2,586)
Retained earnings	15,485	[2]	278,825	306,400
Other comprehensive income (loss)	(1,091)	[2]	(19,651)	(9,573)
Equity attributable to equity holders of the parent	13,606	[2]	244,982	297,502
Non-controlling interest	4,685	[2]	84,370	83,629
TOTAL EQUITY	18,291	[2]	329,352	381,131
TOTAL LIABILITIES AND EQUITY	$ 44,201	[2]	$ 795,877	$ 851,536

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.4